Putnam Growth Opportunities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Growth Opportunities Fund		Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	[1]	0.57%		0.57%		0.57%		0.57%		0.57%		0.57%	0.57%	0.57%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.33%	[2]	0.33%	[2]	0.33%	[2]	0.33%	[2]	0.33%	[2]	0.22%	0.12%	0.33%	[2]
Total annual fund operating expenses		1.15%		1.90%		1.90%		1.65%		1.40%		0.79%	0.69%	0.90%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Growth Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	919	1,172	1,892
Class B	693	897	1,226	2,027
Class C	293	597	1,026	2,222
Class M	512	852	1,216	2,236
Class R	143	443	766	1,680
Class R5	81	252	439	978
Class R6	70	221	384	859
Class Y	92	287	498	1,108

Expense Example, No Redemption - Putnam Growth Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	193	597	1,026	2,027
Class C	193	597	1,026	2,222